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                         VAN KAMPEN SERIES FUND, INC.,
                        ON BEHALF OF EACH OF ITS SERIES,
                         VAN KAMPEN AMERICAN VALUE FUND
                          VAN KAMPEN ASIAN EQUITY FUND
                        VAN KAMPEN EMERGING MARKETS FUND
                         VAN KAMPEN EQUITY GROWTH FUND
                     VAN KAMPEN EUROPEAN VALUE EQUITY FUND
                          VAN KAMPEN FOCUS EQUITY FUND
                    VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND
                        VAN KAMPEN GLOBAL FRANCHISE FUND
                      VAN KAMPEN GLOBAL VALUE EQUITY FUND
                      VAN KAMPEN INTERNATIONAL MAGNUM FUND
                         VAN KAMPEN LATIN AMERICAN FUND
                         VAN KAMPEN MID CAP GROWTH FUND
                             VAN KAMPEN VALUE FUND
                     VAN KAMPEN WORLDWIDE HIGH INCOME FUND

                SUPPLEMENT DATED FEBRUARY 5, 2003 TO EACH FUND'S
               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                       PROSPECTUS DATED OCTOBER 25, 2002,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    Each Prospectus is hereby supplemented as follows:

    (1) Effective on or about February 28, 2003, the first sentence in the section of each prospectus entitled "INVESTMENT ADVISORY SERVICES -- INVESTMENT ADVISER" is hereby deleted and replaced with the following:

    Van Kampen Investment Advisory Corp. is the investment adviser (the "Adviser" or "Advisory Corp.") of the Fund.

    (2) Effective on or about February 28, 2003, the section of each prospectus entitled "INVESTMENT ADVISORY SERVICES -- INVESTMENT ADVISER -- ADVISORY AGREEMENT AND ADMINISTRATION AGREEMENT" is titled "INVESTMENT ADVISORY
SERVICES -- INVESTMENT ADVISER -- ADVISORY AGREEMENT" and the second paragraph after the table in that section is hereby deleted in its entirety.

    (3) Effective on or about February 28, 2003, the section of each prospectus entitled "FOR MORE INFORMATION -- INVESTMENT ADVISER AND ADMINISTRATOR" is titled "FOR MORE INFORMATION -- INVESTMENT ADVISER".

                                                                     MS SPT 2/03
                                                                        65011SPT
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    (4) Effective on or about February 28, 2003, the section of each prospectus entitled "FOR MORE INFORMATION -- CUSTODIAN" is deleted in its entirety and replaced with the following:

    CUSTODIAN
    State Street Bank and Trust Company
    225 West Franklin Street, PO Box 1713
    Boston, MA 02110-1713

    (5) Effective March 1, 2003, in all instances the transfer agent's mailing address is changed to:

    Van Kampen Investor Services Inc.
    PO Box 947
    Jersey City, NJ 07303-0947

    With respect to the Van Kampen Emerging Markets Fund Prospectus only, the Prospectus is hereby supplemented as follows:

    The section entitled "INVESTMENT ADVISORY SERVICES -- GENERAL -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGEMENT. The Fund is managed by the Subadviser's Emerging Markets Equity team. The team is made up of established investment professionals. Current members of the team include Narayan Ramachandran, Ruchir Sharma and Ashutosh Sinha, Managing Directors of the Subadviser. The composition of the team may change without notice from time to time.

    With respect to the Van Kampen Latin American Fund Prospectus only, the Prospectus is hereby supplemented as follows:

    The section entitled "INVESTMENT ADVISORY SERVICES -- GENERAL -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGEMENT. The Fund is managed by the Subadviser's Latin American Equity team. The team is made up of established investment professionals. Current members of the team include Ana Cristina Piedrahita, a Vice President of the Subadviser, William Scott Piper, a Vice President of the Subadviser, and Narayan Ramachandran, a Managing Director of the Subadviser. The composition of the team may change without notice from time to time.
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    With respect to the Van Kampen Equity Growth Fund Prospectus only, the
Prospectus is hereby supplemented as follows:

    The section entitled "INVESTMENT ADVISORY SERVICES -- GENERAL -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGEMENT. The Fund is managed by the Subadviser's Large Cap Growth team. The team is made up of established investment professionals. Current members of the team include William S. Auslander, a Managing Director of the Subadviser, and Jeffrey Alvino, an Executive Director of the Subadviser. The composition of the team may change without notice from time to time.

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                         VAN KAMPEN SERIES FUND, INC.,
                        ON BEHALF OF EACH OF ITS SERIES,
                         VAN KAMPEN AMERICAN VALUE FUND
                          VAN KAMPEN ASIAN EQUITY FUND
                        VAN KAMPEN EMERGING MARKETS FUND
                         VAN KAMPEN EQUITY GROWTH FUND
                     VAN KAMPEN EUROPEAN VALUE EQUITY FUND
                          VAN KAMPEN FOCUS EQUITY FUND
                    VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND
                        VAN KAMPEN GLOBAL FRANCHISE FUND
                      VAN KAMPEN GLOBAL VALUE EQUITY FUND
                      VAN KAMPEN INTERNATIONAL MAGNUM FUND
                         VAN KAMPEN LATIN AMERICAN FUND
                         VAN KAMPEN MID CAP GROWTH FUND
                             VAN KAMPEN VALUE FUND
                     VAN KAMPEN WORLDWIDE HIGH INCOME FUND

                    SUPPLEMENT DATED FEBRUARY 5, 2003 TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                            DATED OCTOBER 25, 2002,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Statement of Additional Information is hereby supplemented as follows:

    (1) Effective October 30, 2002, Mitchell M. Merin is President and Chief Executive Officer of each of the above mentioned funds, replacing Richard F. Powers, III, who has retired as President and Chief Executive Officer of each of the above mentioned funds, as of the same date. Mr. Powers remains a Trustee of each of the funds. As of November 30, 2002, Mr. Powers retired as Chairman, President, Chief Executive Officer, Director and Managing Director of Van Kampen Investments and its investment advisory, distribution and other subsidiaries.
    (2) In the section entitled "GENERAL INFORMATION," the first sentence in the second paragraph is hereby deleted and replaced with the following:

    Van Kampen Investment Advisory Corp. ("Advisory Corp.") is the investment adviser (the "Adviser") for the Funds.

                                                                 MS SPT SAI 2/03
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    (3) In the section entitled "GENERAL INFORMATION," the third sentence in the third paragraph is hereby deleted and replaced with the following:

    The principal office of Van Kampen Investor Services Inc. is located at Harborside Financial Center, Plaza 2, Jersey City, NJ 07303-0947.

    (4) Effective March 1, 2003, in all instances the transfer agent's mailing address is changed to:
       Van Kampen Investor Services Inc.
       PO Box 947
       Jersey City, NJ 07303-0947
    (5) In the section entitled "OTHER AGREEMENTS -- ADMINISTRATION AGREEMENT," the first paragraph is hereby deleted in its entirety and replaced with the following:

    ADMINISTRATION AGREEMENT. Prior to termination of the administration agreement on or about February 28, 2003, the Adviser provided administrative services to the Funds pursuant to an administration agreement between the Adviser and the Company. The services provided under the administration agreement were subject to the supervision of the officers of the Fund and Board of Directors of the Company and included day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records, preparation of reports, supervision of the Company's arrangements with its custodian and assistance in the preparation of the Company's registration statements under federal and state laws. The administration agreement also provided that the Adviser through its agents would provide the Company dividend disbursing and transfer agent services. The administration agreement also provided that the Adviser would not be liable to the Company for any actions or omissions if it or its agents or any of their employees acted without gross negligence or willful misfeasance.

    (6) In the section entitled "OTHER AGREEMENTS" -- "ADMINISTRATION AGREEMENT," the first paragraph after the table is hereby deleted in its entirety and replaced with the following:

    Prior to termination of the sub-administration agreement on or about February 28, 2003, Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of JPMorgan Chase Bank ("Chase"), provided certain administrative services to the Company under a sub-administration agreement between the Adviser and Chase. The Adviser supervised and monitored such administrative services provided by CGFSC. The services provided under the sub-administration agreement were subject to the supervision of the Board of Directors of the Company.
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The Board of Directors of the Company approved the provision of services described above pursuant to the sub-administration agreement as being in the best interests of the Company. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913.

    The services provided by the Adviser pursuant to the administration agreement and the services provided by CGFSC pursuant to the sub-administration agreement (prior to the termination of such agreements on or about February 28, 2003) are provided to the Funds by either the Adviser, Investor Services or State Street Bank and Trust Company under new or amended agreements (consistent with arrangements with other funds in the Open-End Fund Complex) as described in the Company's custodian agreement, legal services agreement, accounting services agreement or transfer agency agreement.

    ACCOUNTING SERVICES AGREEMENT. The Company has entered into an accounting services agreement pursuant to which Advisory Corp. provides accounting services to the Funds supplementary to those provided by the custodian. Such services are expected to enable the Funds to more closely monitor and maintain their accounts and records. The Funds pay all costs and expenses related to such services, including all salary and related benefits of accounting personnel, as well as the overhead and expenses of office space and the equipment necessary to render such services. The Funds share together with the other Van Kampen funds in the cost of providing such services with 25% of such costs shared proportionately based on the respective number of classes of securities issued per fund and the remaining 75% of such costs based proportionately on the respective net assets per fund.

    During the last three fiscal years, Advisory Corp. received no accounting services fees from the Funds.

    (6) The section entitled "OTHER INFORMATION -- CUSTODY OF ASSETS," is hereby deleted in its entirety and replaced with the following:

    Except for segregated assets held by a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, all securities owned by each of the Funds and all cash, including proceeds from the sale of shares of the Funds and of securities in each Fund's portfolio, are held by State Street Bank and Trust Company, as the Company's custodian.

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE